Expense Example	Jan. 31, 2025 USD ($)
Calamos Bitcoin Structured Alt Protection ETF – 6 Mo Jan/Jul | Calamos Bitcoin Structured Alt Protection ETF - 6 Mo Jan/Jul
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Calamos Bitcoin Structured Alt Protection ETF – 6 Mo Apr/Oct | Calamos Bitcoin Structured Alt Protection ETF - 6 Mo Apr/Oct
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	$ 221